Consolidated Statement of Other Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net income (loss) for the year	R$ 804,195	R$ 305,227	R$ (104,969)
Other comprehensive income that may be reclassified to profit or loss in subsequent periods (net of tax):
Changes in the fair value of accounts receivable from card issuers at fair value through other comprehensive income	(15,062)	(13,969)
Changes in the fair value of listed securities at fair value through other comprehensive income	(1)
Gain on available-for-sale financial assets			2,595
Other comprehensive income that will not be reclassified to profit or loss in subsequent periods (net of tax):
Changes in the fair value of equity instruments designated at fair value through other comprehensive income	(938)	954
Other comprehensive income (loss) for the year, net of tax	(16,001)	(13,015)	2,595
Total comprehensive income (loss) for the year, net of tax	788,194	292,212	(102,374)
Total comprehensive income (loss) attributable to:
Owners of the parent	787,231	287,961	(106,136)
Non-controlling interests	963	4,251	3,762
Total comprehensive income (loss) for the year, net of tax	R$ 788,194	R$ 292,212	R$ (102,374)